Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment
9. Property, plant and equipment:

December 31, 2025	Cost	Accumulated Depreciation	Net Book Value
Computer equipment and software	3,598	2,855	743
Furniture and fixtures	119	90	29
Machinery and equipment	13,584	9,505	4,079
Leasehold improvements	4,864	4,110	754
	$22,165	$16,560	$5,605

December 31, 2024	Cost	Accumulated Depreciation	Net Book Value
Computer equipment and software	2,945	2,575	370
Furniture and fixtures	86	85	1
Machinery and equipment	10,239	7,713	2,526
Leasehold improvements	4,064	3,841	223
	$17,334	$14,214	$3,120
Total depreciation expense for the year ended December 31, 2025 was $735 (year ended December 31, 2024 - $2,183 and year ended December 31, 2023 - $5,820). The amount of depreciation expense included in cost of revenue for the year ended December 31, 2025 was $220 (year ended December 31, 2024 - $1,522 and year ended December 31, 2023 - $4,667). For the year ended December 31, 2025, an impairment loss of $538 was recognized as a result of hydrogen development program cancellation.